Schedule of Currency Exchange Rates (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	8.0717	8.0162
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	8.0081		8.0101	8.0530